Borrowings (Details)	6 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 582,237,000		£ 530,236,000		£ 536,140,000
Non-current borrowings	477,052,000		465,049,000		471,026,000
Current borrowings	105,185,000		65,187,000		65,114,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	312,318,000		304,474,000		308,388,000
Non-current borrowings	312,318,000		304,474,000		308,388,000
Unamortized issue costs on borrowings	2,823,000		3,050,000		2,853,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	164,734,000		160,575,000		162,638,000
Non-current borrowings	164,734,000		160,575,000		162,638,000
Unamortized issue costs on borrowings	2,107,000		2,233,000		2,138,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	100,000,000		60,000,000		60,000,000
Undrawn borrowing facilities	100,000,000		140,000,000		140,000,000
Revolving facilities | 4 April 2025
Disclosure of detailed information about borrowings
Principal amount / Notional amount	150,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,185,000		£ 5,187,000		£ 5,114,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%